Warrants (Tables)	12 Months Ended
Dec. 31, 2016
Common Stock Warrants Activity

Valeritas common stock warrant activity, prior to the recapitalization, for the years ended December 31, 2015 and 2016 is as follows:

	Number of shares	Weighted average exercise price		Weighted average remaining life	Aggregate intrinsic value (Dollars in thousands)
Outstanding and exercisable—December 31, 2014	177,347		$0.013	9.55 years		$2
Warrants issued	1,802		0.013

Outstanding and exercisable—December 31, 2015	179,149			8.66 years		1

Warrants cancelled	(179,149)		0.013

Outstanding and exercisable—December 31, 2016	–	$			$

Weighted Average Assumption of Fair Value of Equity Classified Warrants

Valeritas used the Black Scholes option pricing model to calculate the fair value of its equity-classified warrants issued in 2015. Key assumptions used to apply this model upon issuance were as follows:

2015
Dividend yield	–
Expected volatility	80.0%
Risk-free rate of return	2.00%
Expected term (years)	10.0

Estimated fair value of warrants assumptions used for the Black-Scholes option-pricing model

The fair value of the warrant at the date of issuance is $4.0 million based on the Black Scholes option pricing model. Key assumptions used to apply this model upon issuance were as follows:

	January 29, 2016	Weighted Average Upon Exercise and Cancellation
Dividend yield	–	–
Expected volatility	80.0%	80.0%
Risk-free rate of return	0.47%	0.61%
Expected term (years)	1.0	0.80
Fair Value per share	$0.25	$0.30

The fair value of the warrant at the date of issuance was $0.3 million and at December 31, 2016 was estimated to be $0.2 million, based on the Black Scholes option pricing model. Key assumptions used to apply this model were as follows:

	May 3, 2016	December 31, 2016
Dividend yield	–	–
Expected volatility	80.0%	67.0%
Risk-free rate of return	1.22%	1.93%
Expected term (years)	5.0	4.3
Fair Value per share	$3.20	$2.67

Common Stock [Member]
Activities of Warrants

The activities of the common stock warrants are as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life
Outstanding and exercisable—December 31, 2015	–	$–	–
Warrants issued in conjunction with public share offering	83,120	5.00	5.0 years
Warrants exercised	–	–

Outstanding and exercisable—December 31, 2016	83,120	$5.00	4.3 years

Series AB Preferred Stock [Member]
Activities of Warrants

The activities of the private company Series AB warrants are as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life
Outstanding and exercisable—December 31, 2015	–	$–	–
Warrants issued in conjunction with private company Series AB financing	16,000,000	1.25
Warrants cancelled	(10,100,000)	1.25	–
Warrants exercised	(5,900,000)	1.25	–

Outstanding and exercisable—December 31, 2016	–	$–	–